Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Acquisitions
Note 3 — Acquisitions
Acquisition of Apollo Fusion, Inc.
On July 1, 2021, or the Apollo Acquisition Date, the Company, through its wholly owned indirect subsidiary, merged with Apollo Fusion, Inc. (“Apollo”). The results of Apollo’s operations have been included in the unaudited condensed consolidated financial statements since that date. Apollo designs, tests, manufactures and operates propulsion modules to enable satellites to orbit in space.
The fair value of the consideration paid as of July 1, 2021, was $70.8 million, net of cash acquired (the “Apollo Merger”), which consisted of the following:

Purchase Consideration (in thousands)

Cash paid for outstanding Apollo common stock and options	$19,926
Fair value of Astra Class A common stock issued	33,008
Fair value of contingent consideration	18,400

Total purchase consideration	71,334
Less: cash acquired	566

Total purchase consideration, net of cash acquired	$70,768

The fair value of the shares of Class A common stock issued in the Apollo Merger was determined based on the closing market price of the Company’s Class A common stock on the Apollo Acquisition Date.
The vesting of all unvested stock options of Apollo granted prior to the Apollo Acquisition Date were accelerated prior to the acquisition and were then cancelled in exchange for a right of each option-holder to cash, equity and contingent consideration based on their pro-rata percentage, assuming all stock options of Apollo had been exercised.
The contingent consideration requires the Company to pay $75.0 million of additional consideration to Apollo’s former shareholders and option-holders, if Apollo meets certain customer revenue related milestones over a two
and half year period ending on December 31, 2023. The contingent consideration is earned, which is a combination of total contract value and relevant payout ratio, if the contract with the customer is entered into after the acquisition date and 25% of revenue under the contract is recognized by December 31, 2023 under ASC 606. Contingent consideration is payable on a quarterly basis based on the milestones achieved. The fair value of the contingent consideration arrangement at the acquisition date was $18.4 million. The Company estimated the fair value of the contingent consideration using a Monte Carlo simulation model. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. As of June 30, 2022, the contingent consideration recognized increased to $31.0 million as a result of changes in forecasted revenues subject to milestone payments and the passage of time. The Company has recognized $12.6 million in cumulative net losses on changes in fair value of contingent consideration from the Apollo Acquisition Date, of which $1.8 million and $17.3 million in loss was recognized in the condensed consolidated statement of operations for the three and six months ended June 30, 2022, respectively.

An additional $10.0 million of cash (“Cash Earnout”) will be paid to employees of Apollo that joined Astra, subject to certain vesting conditions, as amended. The Cash Earnout is accounted for as compensation expense over the requisite service period in the post-acquisition period as the payment is subject to the employee’s continued employment with the Company. The Company has recognized $8.4 million in compensation cost from the Apollo Acquisition Date, of which $1.2 million and $2.6 million in compensation cost was recognized in research and development expense in the condensed consolidated statement of operations for the three and six months ended June 30, 2022, respectively. The earned, but unpaid, amount of the Cash Earnout of $3.6 million and $3.9 million is recorded within accrued expenses and other current liabilities in the condensed consolidated balance sheet as of June 30, 2022 and December 31, 2021, respectively.
In addition, the Company awarded 1,047,115 Performance Stock Units (“PSUs”) to employees of Apollo that joined Astra, subject to certain performance-based milestones, as amended, and other vesting provisions. The PSUs are accounted for as compensation expense over the requisite service period in the post-acquisition period as the vesting of PSUs is subject to time-based and performance-based vesting conditions. See Note 14 — Stock-based Compensation for additional information.
The Company allocated the fair value of the purchase consideration to the tangible assets, liabilities and intangible assets acquired, based on the fair values. The excess purchase price over those fair values is recorded as goodwill. The valuation assumptions of acquired assets and assumed liabilities require significant estimates, especially with respect to intangible assets. The final purchase consideration allocation is presented in the following table.

(in thousands)	Fair Value

Inventory	$131
Prepaid and other current assets	796
Property, plant and equipment	996
Right of use assets	163
Goodwill	58,251
Intangible assets	15,350
Other non-current assets	75

Total assets acquired	75,762

Accounts payable	(950)
Accrued expenses and other current liabilities	(1,939)
Operating lease obligation	(163)
Other non-current liabilities	(1,942)

Total liabilities assumed	(4,994)

Fair value of net assets acquired	$70,768

Goodwill is primarily attributable to the assembled workforce and anticipated synergies expected from the integration of the Apollo business. The synergies include operating efficiencies, and other strategic benefits projected to be achieved as a result of the Apollo Merger. Goodwill is not deductible for tax purposes.
There were $0.7 million of
revenues recorded during the three and six months ended June 30, 2022 related to Apollo. It was impracticable to determine the effect on net income attributable to Apollo as the Company had integrated a substantial portion of Apollo into its ongoing operations during the year.
Intangible Assets

	Fair Value (in thousands)	Weighted-Average Amortization Periods (in years)

Developed technology	$12,100	6
Customer contracts and related relationships	2,900	3
Order backlog	200	1
Tradename	150	2

Total identified intangible assets	$15,350

Developed technology relates to propulsion modules. The Company valued the developed technology using the relief-from-royalty method under the income approach. This method is based on the application of a royalty rate to forecasted revenue that are expected to be generated by developed technology. The economic useful life was determined based on the technology cycle related to the developed technology, as well as the cash flows over the forecast period.
Customer contracts and related relationships represent the fair value of future projected revenue that will be derived from sales of products to existing customers of Apollo. Customer contracts and related relationships were valued using the multi-period excess earnings method under the income approach. This method reflects the present value of the projected cash flows that are expected to be generated by the customer contracts and related relationships less charges representing the contribution of other assets to those cash flows. The economic useful life was determined based on historical customer turnover rates.
Order backlog represents business under existing contractual obligations. The fair value of backlog was determined using the multi-period excess earnings method under the income approach based on expected operating cash flows from future contractual revenue. The economic useful life was determined based on the expected life of the backlog and the cash flows over the forecast period.
Trade name relates to the “Apollo” trade name. The fair value was determined by applying the relief-from-royalty method under the income approach. This method is based on the application of a royalty rate to forecasted revenue under the trade name. The economic useful life was determined based on the expected life of the trade name and the cash flows anticipated over the forecast period.
The Company believes the amounts of purchased intangible assets recorded above represent the fair values of, and approximate the amounts a market participant would pay for, these intangible assets as of the Apollo Acquisition Date.
Reverse Recapitalization
On June 30, 2021,
pre-combination
Astra Space, Inc. and Holicity Inc. consummated the Business Combination contemplated by the BCA, with pre-combination
Astra surviving the merger as a wholly owned subsidiary of Holicity. Upon consummation of the Business Combination, Holicity changed its name to Astra Space, Inc., and pre-combination
Astra changed its name to Astra Space Operations, Inc.
Immediately following the Business Combination, there were 198,090,903 shares of Class A common stock and 56,239,189 shares of Class B common stock issued and outstanding with a par value of $0.0001. Additionally, there were outstanding options to purchase an aggregate of 5,993,412 shares of Class A common stock and outstanding warrants to purchase 15,813,829 shares of Class A common stock.
The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP as pre-combination Astra has been determined to be the accounting acquirer. Under this method of accounting, while Holicity was the legal acquirer, it has been treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of pre-combination Astra issuing stock for the net assets of Holicity, accompanied by a recapitalization. The net assets of Holicity were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of pre-combination Astra. Reported shares and earnings per share available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the BCA (approximately one pre-combination Astra share to 0.665 of the Company’s shares).
The most significant change in the post-combination Company’s reported financial position and results was an increase in cash, net of transactions costs, of $463.6 million, including $200.0 million in gross proceeds from the private placements (the “PIPE”). In connection with the Business Combination, $25.2 million of transaction costs were paid on the Closing Date. Additionally, on the Closing Date, the Company repaid the short-term promissory notes with Pendrell (the “Bridge Loan”) of $10.4 million, which included principal of $10.0 million and end of term fee of $0.4 million as of June 30, 2021. The Company also repaid the outstanding principal and interest of $4.6 million for the term loan and equipment advances with Silicon Valley Bank. Refer to Note 6 – Long-term Debt.
The Company incurred $25.5 million in transaction costs relating to the merger with Holicity, of which $23.3 million has been recorded against additional paid-in capital in the Condensed Consolidated Balance Sheets and the remaining amount of $2.2 million was recognized as general and administrative expenses on the Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2021. On the date of the Business Combination, the Company recorded a liability related to the Public and Private Placement Warrants of $56.8 million, with an offsetting entry to additional paid-in capital. In relation to the Public and Private Placement Warrants, the Company recognized a portion of pre-combination Astra’s capitalizable transaction costs relating to the merger with Holicity, using the relative fair value method, as general and administrative expenses in the Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2021.
Upon closing of the Business Combination, the shareholders of Holicity, including Holicity founders, were issued 37,489,019 shares of Class A common stock. In connection with the Closing, holders of 10,981 shares of common stock of Holicity were redeemed at a price per share of $10.00. In connection with the Closing 20,000,000 shares were issued to PIPE investors at a price per share of $10.00.
The number of shares of Class A common stock issued immediately following the consummation of the Business Combination were:

Common stock of Holicity	29,989,019
Holicity founder shares	7,500,000
Shares issued in PIPE	20,000,000

Business Combination and PIPE shares	57,489,019
Pre-combination Astra shares	140,601,884

Total shares of Class A common stock immediately after Business Combination	198,090,903

In addition, in connection with the consummation of the Business Combination, 56,239,189 shares of Class B common stock were
issued to two executive officers and founders of the Company: Chris Kemp and Adam London in exchange for an aggregate 73,699,647 shares of common stock and an aggregate 10,870,562 shares of Founders Preferred Stock of pre-combination Astra.

Note 3 — Acquisitions
Acquisition of Apollo Fusion, Inc.
On the Apollo Acquisition Date, we, through our wholly owned indirect subsidiary, merged with Apollo. The results of Apollo’s operations have been included in the consolidated financial statements since that date. Apollo designs, tests, manufactures and operates propulsion modules to enable satellites to orbit in space.

The acquisition-date fair value of the consideration transferred totaled $70.8 million, net of cash acquired, which consisted of the following:

Purchase Consideration (in thousands)	As Reported September 30, 2021	Measurement Period Adjustment	As Adjusted Value
Cash paid for outstanding Apollo common stock and options	$19,926	$—	$19,926
Fair value of Astra Class A common stock issued	33,008	—	33,008
Fair value of contingent consideration	23,000	(4,600)	18,400
Total purchase consideration	75,934	(4,600)	71,334
Less: cash acquired	566	—	566
Total purchase consideration, net of cash acquired	$75,368	$(4,600)	$70,768
The fair value of the shares of Class A common stock issued in the Apollo Merger was determined based on the closing market price of the Company’s Class A common stock on the Apollo Acquisition Date.
The vesting of all unvested stock options of Apollo granted prior to the Apollo Acquisition Date were accelerated prior to the acquisition and were then cancelled in exchange for a right of each option-holder to cash, equity and contingent consideration based on their pro-rata
percentage, assuming all stock options of Apollo had been exercised.
The contingent consideration requires the Company to pay $75.0 million of additional consideration to Apollo’s former shareholders and option-holders, if Apollo meets certain customer revenue related milestones over a two and half year period ending on December 31, 2023. The contingent consideration is earned, which is a combination of total contract value and relevant payout ratio, if the contract with customer is entered into after the acquisition date and 25% of revenue under the contract is recognized by December 31, 2023 under ASC 606. Contingent consideration is payable on a quarterly basis based on the milestones achieved. The fair value of the contingent consideration arrangement at the acquisition date was $18.4 million. We estimated the fair value of the contingent consideration using a Monte Carlo simulation model. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. As of December 31, 2021, the contingent consideration recognized as a result of the acquisition of Apollo decreased to $13.7 million as a result of changes in forecasted revenues subject to milestone payments and the passage of time.
An additional $10.0 million of cash (“Cash Earnout”) will be paid to employees of Apollo that joined Astra, subject to certain performance-based milestones, as amended. The Cash Earnout is accounted for as compensation expense over the requisite service period in the post-acquisition period as the payment is subject to the employees continued employment with the Company and is payable after the achievement of each performance-based milestones. The Company assessed the probability of success of each performance-based milestone and determined that the Company has achieved certain performance-based milestones and it is probable that certain remaining performance-based milestones will be met. The Company recognized $5.8 million in compensation cost which was included in research and development expense in its Consolidated Statement of Operations for the year ended December 31, 2021. The Company also recorded $3.9 million within accrued expenses and other current liabilities in its Consolidated Balance Sheet as of December 31, 2021.
In addition, the Company awarded 1,047,115 PSUs to employees of Apollo that joined Astra, subject to certain performance-based milestones, as amended, and other vesting provisions. The PSUs are accounted for as compensation expense over the requisite service period in the post-acquisition period as the vesting of PSUs is subject to time-based and performance-based vesting conditions. See Note 15 — Stock-based Compensation for additional information.

We allocated the fair value of the purchase consideration to the tangible assets, liabilities and intangible assets acquired, based on their estimated fair values. The excess purchase price over those fair values is recorded as goodwill. Our valuation assumptions of acquired assets and assumed liabilities require significant estimates, especially with respect to intangible assets. The purchase consideration allocation set forth herein is preliminary and may be revised as additional information becomes available during the measurement period which could be up to
12
months from the closing date of the acquisition. Any such revisions or changes may be material. Our preliminary allocation of the purchase price of Apollo, based on the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date, is presented in the following table.
During the year ended December 31, 2021, the Company continued finalizing its valuations of the assets acquired and liabilities assumed in the acquisition of Apollo based on new information obtained about facts and circumstances that existed as of the acquisition date. During the year ended December 31, 2021, the Company recorded measurement period adjustments, reducing its acquisition date goodwill by approximately $3.0 million primarily to decrease the fair value of contingent consideration by $4.6 million and intangible assets by $1.7 million based on the alignment of Apollo’s accounting policies related to revenue recognition under the contract with customers which impacted the revenues forecasted for the valuation of contingent consideration and intangible assets acquired. In addition, the change to the preliminary amount of intangible assets resulted in a decrease in amortization expense and accumulated amortization of $0.2 million, of which $0.1 million relates to a previous reporting period.

(in thousands)	As Reported September 30, 2021	Adoption of ASU 2021-08	Measurement Period Adjustment	As Adjusted Estimated Values
Inventory	$131	$—	$—	$131
Prepaid and other current assets	796	—	—	796
Property, plant and equipment	996	—	—	996
Right of use assets	163	—	—	163
Goodwill	58,893	2,308	(2,950)	58,251
Intangible assets	17,000	—	(1,650)	15,350
Other non-current assets	75	—	—	75
Total assets acquired	78,054	2,308	(4,600)	75,762
Accounts payable	(950)	—	—	(950)
Accrued expenses and other current liabilities	(836)	(1,103)	—	(1,939)
Operating lease obligation	(163)	—	—	(163)
Other non-current liabilities	(737)	(1,205)	—	(1,942)
Total liabilities assumed	(2,686)	(2,308)	—	(4,994)
Fair value of net assets acquired	$75,368	$—	$(4,600)	$70,768
Goodwill is primarily attributable to the assembled workforce and anticipated synergies expected from the integration of the Apollo business. The synergies include operating efficiencies, and other strategic benefits projected to be achieved as a result of the Apollo Merger. Goodwill is not deductible for tax purposes.
There were no revenues recorded during the year ended December 31, 2021 related to Apollo. It was impracticable to determine the effect on net income attributable to Apollo as we had integrated a substantial portion of Apollo into our ongoing operations during the year. Transaction costs related to the Apollo Merger of $4.0 million were included in general and administrative expense in the Consolidated Statement of Operations for the year ended December 31, 2021.
Intangible Assets

	Fair Value	Weighted-Average Amortization Periods
	(in thousands)	(in years)
Developed technology	$12,100	6
Customer contracts and related relationships	2,900	3
Order backlog	200	1
Tradename	150	2
Total identified intangible assets	$15,350
Developed technology relates to propulsion modules. We valued the developed technology using the relief-from-royalty method under the income approach. This method is based on the application of a royalty rate to forecasted revenue that are expected to be generated by developed technology. The economic useful life was determined based on the technology cycle related to the developed technology, as well as the cash flows over the forecast period.
Customer contracts and related relationships represent the fair value of future projected revenue that will be derived from sales of products to existing customers of Apollo. Customer contracts and related relationships were valued using the multi-period excess earnings method under the income approach. This method reflects the present value of the projected cash flows that are expected to be generated by the customer contracts and related relationships less charges representing the contribution of other assets to those cash flows. The economic useful life was determined based on historical customer turnover rates.
Order backlog represents business under existing contractual obligations. The fair value of backlog was determined using the multi-period excess earnings method under the income approach based on expected operating cash flows from future contractual revenue. The economic useful life was determined based on the expected life of the backlog and the cash flows over the forecast period.
Trade name relates to the “Apollo” trade name. The fair value was determined by applying the relief-from-royalty method under the income approach. This method is based on the application of a royalty rate to forecasted revenue under the trade name. The economic useful life was determined based on the expected life of the trade name and the cash flows anticipated over the forecast period.
We believe the amounts of purchased intangible assets recorded above represent the fair values of, and approximate the amounts a market participant would pay for, these intangible assets as of the Apollo Acquisition Date.
Unaudited Pro Forma Information
The following unaudited pro forma financial information presents combined results of operations for each of the periods presented, as if Apollo had been acquired as of the beginning of fiscal year 2020. The unaudited pro forma results include certain pro forma adjustments to revenue and net loss that were directly attributable to the acquisition including transaction costs and amortization of intangible assets. Transactions costs of approximately $4.4 million are assumed to have occurred on January 1, 2020 and are recognized in the accompanying Consolidated Statements of Operations as if incurred in the year ended December 31, 2021. Of these transaction costs, $0.4 million were incurred by Apollo and $4.0 million were incurred by the Company. Intangible assets are assumed to be recognized at their assigned fair values as of the pro forma close date of January 1, 2020 and are amortized over their estimated useful lives. The amortization expenses were $3.1 million and $3.3 million for the years ended December 31, 2021 and 2020, respectively. The unaudited pro forma information presented below is for informational purposes only and is not necessarily indicative of our consolidated results of operations of the combined business had the acquisition actually occurred at the beginning of fiscal year
2020
or of the results of our future operations of the combined business.

	For The Year Ended December 31,
(in thousands)	2021	2020
Pro forma net revenue	$400	$322
Pro forma net loss and net loss attributable to common stockholders	$(255,268)	$(86,655)
Reverse Recapitalization
.
On June 30, 2021,
pre-combination
Astra Space, Inc. and Holicity Inc. consummated the Business Combination contemplated by the BCA, with pre-combination
Astra surviving the merger as a wholly owned subsidiary of Holicity. Upon consummation of the Business Combination, Holicity changed its name to Astra Space, Inc., and pre-combination
Astra changed its name to Astra Space Operations, Inc.
Immediately following the Business Combination, there were 198,090,903 shares of Class A common stock and 56,239,189 shares of Class B common stock issued and outstanding with a par value of $0.0001. Additionally, there were outstanding options to purchase an aggregate of 5,993,412 shares of Class A common stock and outstanding warrants to purchase 15,813,829 shares of Class A common stock.
The Business Combination was accounted for as a reverse recapitalization in accordance with GAAP as pre-combination
Astra has been determined to be the accounting acquirer. Under this method of accounting, while Holicity was the legal acquirer, it has been treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of pre-combination
Astra issuing stock for the net assets of Holicity, accompanied by a recapitalization. The net assets of Holicity were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of pre-combination
Astra. Reported shares and earnings per share available to holders of the Company’s common stock, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the BCA (approximately one pre-combination
Astra share to 0.665 of the Company’s shares).
The most significant change in the post-combination Company’s reported financial position and results was an increase in cash, net of transactions costs, of $463.6 million, including $200.0 million in gross proceeds from the private placements (the “PIPE”). In connection with the Business Combination, $25.2 million of transaction costs were paid on the Closing Date. Additionally, on the Closing Date, the Company repaid the short-term promissory notes with Pendrell (the “Bridge Loan”) of $10.4 million, which included principal of $10.0 million and end of term fee of $0.4 million. The Company also repaid the outstanding principal and interest of $4.6 million for the term loan and equipment advances with Silicon Valley Bank. Refer to Note 7 – Long-term Debt.
The Company incurred $25.5 million in transaction costs relating to the merger with Holicity, of which $23.3 million has been recorded against additional paid-in
capital in the Consolidated Balance Sheets and the remaining amount of $2.2 million was recognized as general and administrative expenses on the Consolidated Statements of Operations. On the Closing Date of the Business Combination, the Company recorded a liability related to the public and private placement warrants of $56.8 million, with an offsetting entry to additional paid-in
capital. In relation to the public and private placement warrants, the Company recognized a portion of pre-combination
Astra’s capitalizable transaction costs relating to the merger with Holicity, using the relative fair value method, as general and administrative expenses in the Consolidated Statements of Operations.
Upon closing of the Business Combination, the shareholders of Holicity, including Holicity founders, were issued 37,489,019 shares of Class A common stock. In connection with the Closing, holders of 10,981 shares of common stock of Holicity were redeemed at a price per share of $10.00. In connection with the Closing 20,000,000 shares were issued to PIPE investors at a price per share of $10.00.
The number of shares of Class A common stock issued immediately following the consummation of the Business Combination were:

Common stock of Holicity	29,989,019
Holicity founder shares	7,500,000
Shares issued in PIPE	20,000,000
Business Combination and PIPE shares	57,489,019
Pre-combination Astra shares	140,601,884
Total shares of Class A common stock immediately after Business Combination	198,090,903
In addition, in connection with the consummation of the Business Combination, 56,239,189 shares of Class B common stock were issued to two executive officers and founders of the Company: Chris Kemp and Adam London in exchange for an aggregate 73,699,647 shares of common stock and an aggregate 10,870,562 shares of Founders Preferred Stock of pre-combination
Astra.